6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Net minimum lease payments receivable (2014)	$ 206,264
Net minimum lease payments receivable (2015)	267,113
Net minimum lease payments receivable (2016)	29,355
Net minimum lease payments receivable	502,732
Less: unearned interest income	(41,347)	(37,826)
Net investment in direct financing and sales-type leases	461,385
Year 2013
Less: unearned interest income	(22,907)
Net investment in direct financing and sales-type leases	183,357
Year 2014
Less: unearned interest income	(17,598)
Net investment in direct financing and sales-type leases	249,515
Year 2015
Less: unearned interest income	(842)
Net investment in direct financing and sales-type leases	$ 28,513